NOTE 9 - COMMITMENTS AND CONTINGENCIES: Schedule of Future Minimum Lease Payments under non-cancelable operating leases (Details)	Jun. 30, 2018 USD ($)
Details
2019	$ 340,526
2020	204,484
2021	208,944
2022	208,944
2023	212,426
Thereafter	904,031
Total	$ 2,079,355